Fair Value Quantitative and Qualitative Disclosures - Summary of Comparison Between the Fair Value and the Carrying Amount of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS
Cash and deposits in banks	$ 172,332,578	$ 196,175,043	$ 206,890,307
Repo transactions	31,405,801	59,503,764
Other financial assets	33,069,312	27,593,415
Loans and other financing	352,361,088	388,555,757
Other debt securities	24,042,051	46,963,660
Financial assets delivered as guarantee	17,964,257	20,522,947
Financial assets	631,175,087	739,314,586
Financial liabilities
Deposits	588,850,704	737,714,203
Repo transactions		933,682
Other financial liabilities	67,935,119	74,287,265
Financing received from the BCRA and other financial entities	437,726	1,387,310
Issued corporate bonds	2,990,809	7,436,745
Subordinated corporate bonds	41,974,169	51,773,419
Financial liabilities	702,188,527	873,532,624
Level 1 [member]
FINANCIAL ASSETS
Cash and deposits in banks	172,332,578	196,175,043
Repo transactions	31,405,801	59,503,764
Other financial assets	33,069,312	27,593,415
Other debt securities	22,870,843	15,939,083
Financial assets delivered as guarantee	17,964,257	20,522,947
Financial assets	277,642,791	319,734,252
Financial liabilities
Deposits	333,710,730	366,882,887
Repo transactions		933,682
Other financial liabilities	66,489,254	72,269,553
Financing received from the BCRA and other financial entities	396,210	488,858
Financial liabilities	400,596,194	440,574,980
Level 2 [member]
FINANCIAL ASSETS
Other debt securities	649,862	33,524,602
Financial assets	649,862	33,524,602
Financial liabilities
Other financial liabilities	1,434,811	2,009,484
Financing received from the BCRA and other financial entities	38,375	883,979
Issued corporate bonds	2,632,631	6,220,000
Subordinated corporate bonds	34,459,093	43,929,655
Financial liabilities	38,564,910	53,043,118
Level 3 [member]
FINANCIAL ASSETS
Loans and other financing	327,385,535	362,198,537
Other debt securities	156,143	223,887
Financial assets	327,541,678	362,422,424
Financial liabilities
Deposits	254,808,085	370,411,513
Financial liabilities	254,808,085	370,411,513
At fair value [member]
FINANCIAL ASSETS
Cash and deposits in banks	172,332,578	196,175,043
Repo transactions	31,405,801	59,503,764
Other financial assets	33,069,312	27,593,415
Loans and other financing	327,385,535	362,198,537
Other debt securities	23,676,848	49,687,572
Financial assets delivered as guarantee	17,964,257	20,522,947
Financial assets	605,834,331	715,681,278
Financial liabilities
Deposits	588,518,815	737,294,400
Repo transactions		933,682
Other financial liabilities	67,924,065	74,279,037
Financing received from the BCRA and other financial entities	434,585	1,372,837
Issued corporate bonds	2,632,631	6,220,000
Subordinated corporate bonds	34,459,093	43,929,655
Financial liabilities	$ 693,969,189	$ 864,029,611